UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05468.

The High Yield Plus Fund, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:             973-367-7521

Date of fiscal year end:                 3/31/2008

Date of reporting period:                 6/30/2007

Item 1.	Schedule of Investments

Schedule of Investments as of June 30, 2007 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 138.0%
CORPORATE BONDS — 128.5%
Aerospace/Defense — 0.7%
Bombardier, Inc., Unsec’d. Notes, 144A (Canada)	Ba2	8.00%		11/15/14	$225	$232,875
Hawk Corp., Sr. Notes	B3	8.75%		11/01/14	220	222,750

						455,625

Automobile Manufacturers — 1.1%
KAR Holdings, Inc., Sr. Sub. Notes, 144A	Caa1	10.00%		05/01/15	690	690,000

Automotive — 8.8%
Ford Motor Co., Unsec’d. Notes	Caa1	7.45%		07/16/31	270	208,913
Ford Motor Credit Co., Notes	B1	7.00%		10/01/13	725	673,951
Ford Motor Credit Co., Notes	B1	9.806	%(d)	04/15/12	880	932,970
Ford Motor Credit Co., Sr. Unsec’d. Notes	B1	6.625%		06/16/08	275	274,132
General Motors Acceptance Corp., Bonds	Ba1	8.00%		11/01/31	2,085	2,235,420
General Motors Acceptance Corp., Unsub. Notes	Ba1	6.875%		08/28/12	110	109,557
General Motors Corp., Sr. Unsub. Notes	Caa1	8.375%		07/15/33	1,415	1,269,962

						5,704,905

Building Materials — 0.2%
Goodman Global Holdings, Gtd. Notes	B3	7.875%		12/15/12	145	145,725

Chemicals — 1.7%
Equistar Funding Corp., Gtd. Notes	B1	10.125%		09/01/08	34	35,785
Equistar Funding Corp., Sr. Notes	B1	10.625%		05/01/11	203	214,165
Georgia Gulf Corp., Gtd. Notes	B2	9.50%		10/15/14	445	427,200
Mosaic Co. (The), Sr. Notes, 144A	B1	7.375%		12/01/14	165	172,013
Mosaic Co. (The), Sr. Notes, 144A	B1	7.625%		12/01/16	140	147,700
Mosaic Global Holdings, Inc., Notes	B2	7.30%		01/15/28	100	93,500

						1,090,363

Construction Machinery — 8.1%
Ahern Rentals, Inc., Sec’d. Notes	B3	9.25%		08/15/13	625	652,344
Ashtead Capital, Inc., Notes, 144A	B3	9.00%		08/15/16	355	378,075
Ashtead Holdings PLC, Sec’d. Notes, 144A (United Kingdom)	B3	8.625%		08/01/15	75	78,375
Case New Holland, Inc., Gtd. Notes	Ba3	7.125%		03/01/14	280	291,200
Case New Holland, Inc., Gtd. Notes	Ba3	9.25%		08/01/11	160	168,000
GSI Group, Inc., Gtd. Notes	B3	12.00%		05/15/13	415	465,837
Neff Corp., Sr. Notes, 144A	Caa2	10.00%		06/01/15	670	670,000
Rental Service Corp., Bonds, 144A	Caa1	9.50%		12/01/14	1,270	1,352,550
Sunstate Equipment Co., Bonds, 144A	B3	10.50%		04/01/13	415	439,900
United Rentals North America, Inc., Gtd. Notes	B1	6.50%		02/15/12	465	463,838
United Rentals North America, Inc., Sr. Sub. Notes	B3	7.00%		02/15/14	270	269,325

						5,229,444

Diversified Manufacturing — 1.1%
Blaze Finance Corp., Sec’d. Notes, 144A	NR	10.875%		07/15/12	40	40,000
Esco Corp., Sr. Notes, 144A	B2	8.625%		12/15/13	665	704,900

						744,900

Schedule of Investments as of June 30, 2007 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Energy — 5.1%
Chesapeake Energy Corp., Gtd. Notes	Ba2	6.875%		01/15/16	$175	$177,188
Chesapeake Energy Corp., Gtd. Notes	Ba2	7.75%		01/15/15	265	276,262
Delta Petroleum Corp., Gtd. Notes	Caa2	7.00%		04/01/15	1,175	1,057,500
Dune Energy, Inc., Gtd. Notes, 144A	Caa2	10.50%		06/01/12	460	460,000
Exco Resources, Inc., Sec’d. Notes	B3	7.25%		01/15/11	230	230,575
OPTI Canada, Inc., Gtd. Notes, 144A	B1	8.25%		12/15/14	245	254,800
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	6.75%		05/01/14	125	125,000
Range Resources Corp., Gtd. Notes	B1	6.375%		03/15/15	80	78,800
Western Oil Sands, Inc., Sec’d. Notes (Canada)	Ba2	8.375%		05/01/12	200	223,500

Whiting Petroleum Corp., Gtd. Notes	B1	7.25%		05/01/12	180	176,850

Whiting Petroleum Corp., Gtd. Notes	B1	7.25%		05/01/13	220	216,150

						3,276,625

Entertainment & Leisure — 3.9%
AMC Entertainment, Inc., Gtd. Notes	Ba3	8.625%		08/15/12	220	233,200
AMC Entertainment, Inc., Gtd. Notes	B2	11.00%		02/01/16	400	455,500
AMC Entertainment, Inc., Sr. Sub. Notes	B2	8.00%		03/01/14	240	244,200
AMC Entertainment, Inc., Zero Coupon (until 08/15/09) Sr. Disc. Notes	B3	12.00	% (a)	08/15/14	545	478,237
Shingle Springs Tribal Gaming Authority, Sr. Notes, 144A	B3	9.375%		06/15/15	645	645,000
Six Flags, Inc., Unsec’d. Notes	Caa1	8.875%		02/01/10	450	453,375

						2,509,512

Financial Institutions — 4.9%
Banco Macro SA, Jr. Sub. Notes, 144A	B2	9.75%		12/18/36	655	660,895
Bonten Media Acquistition, Gtd. Notes, 144A	Caa1	9.00%		06/01/15	455	452,725
Chevy Chase Bank FSB, Sub. Notes	Baa2	6.875%		12/01/13	190	199,500
Deluxe Corp., Sr. Notes, 144A	Ba2	7.375%		06/01/15	690	690,000
E*Trade Financial Corp., Sr. Unsec’d. Notes	Ba2	7.375%		09/15/13	120	125,400
E*Trade Financial Corp., Sr. Unsec’d. Notes	Ba2	8.00%		06/15/11	220	231,550
Harland Clarke Holdings Corp., Sr. Notes, 144A	Caa1	9.50%		05/15/15	350	350,000
Rouse Co. LP, Sr. Notes, 144A	Ba1	6.75%		05/01/13	445	453,514

						3,163,584

Food & Beverage — 3.2%
Aramark Corp., Sr. Notes, 144A	B3	8.50%		02/01/15	195	202,800
Aramark Corp., Sr. Notes, 144A	B3	8.86%		02/01/15	460	472,650
Constellation Brands, Inc., Gtd. Notes	Ba3	7.25%		09/01/16	635	642,937
Constellation Brands, Inc., Sr. Notes, 144A	Ba3	7.25%		05/15/17	310	310,000
JBS SA, Sr. Unsub. Notes, 144A (Brazil)	B1	10.50%		08/04/16	410	466,375

						2,094,762

Gaming — 9.2%
Buffalo Thunder Developement Authority, Sec’d. Notes, 144A	B2	9.375%		12/15/14	615	627,300
Caesars Entertainment, Inc., Gtd. Notes	Ba1	8.125%		05/15/11	375	397,031
Majestic Star Casino Capital Corp. II, Sr. Unsec’d. Notes, 144A	Caa1	9.75%		01/15/11	700	666,750
Mandalay Resort Group, Sr. Sub. Notes	B1	9.375%		02/15/10	375	404,063
MGM Mirage, Gtd. Notes	Ba2	6.00%		10/01/09	205	205,256
MGM Mirage, Gtd. Notes	Ba2	8.50%		09/15/10	510	545,063
Mohegan Tribal Gaming Authority, Sr. Unsec’d. Notes	Baa3	6.125%		02/15/13	135	132,975

Schedule of Investments as of June 30, 2007 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Gaming (cont’d)
OED Corp./DIAMOND JO LLC, Gtd. Notes	B3	8.75%	04/15/12	$890	$883,325
River Rock Entertainment Authority, Sec’d. Notes	B2	9.75%	11/01/11	415	441,975
Riviera Holdings Corp., Gtd. Notes	NR	11.00%	06/15/10	625	651,562
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.50%	02/01/14	105	96,600
Virgin River Casino Corp./RBG LLC/B&BB, Inc., Gtd. Notes	B2	9.00%	01/15/12	850	888,250

					5,940,150

Healthcare — 10.2%
Community Health Systems, Inc., Sr. Notes, 144A	B3	8.875%	07/15/15	455	451,788
HCA, Inc., Sec’d. Notes, 144A	B2	9.625%	11/15/16	845	912,600
HCA, Inc., Sr. Notes	Caa1	5.75%	03/15/14	85	72,569
HCA, Inc., Sr. Unsec’d. Notes	Caa1	6.375%	01/15/15	1,715	1,464,181
HCA, Inc., Sr. Unsec’d. Notes	Caa1	7.50%	11/06/33	355	302,637
Medical Optics, Inc., Sr. Sub. Notes, 144A	B1	7.50%	05/01/17	460	463,450
Omnicare, Inc., Sr. Sub. Notes	Ba3	6.125%	06/01/13	70	68,250
Tenet Healthcare Corp., Sr. Notes	Caa1	6.375%	12/01/11	430	402,050
Tenet Healthcare Corp., Sr. Notes	Caa1	9.875%	07/01/14	975	984,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes	Caa1	6.50%	06/01/12	65	59,963
Tenet Healthcare Corp., Sr. Unsec’d. Notes	Caa1	7.375%	02/01/13	70	65,013
Tenet Healthcare Corp., Sr. Unsec’d. Notes	Caa1	9.25%	02/01/15	60	59,400
Triad Hospitals, Inc., Sr. Notes	B2	7.00%	05/15/12	400	415,000
Triad Hospitals, Inc., Sr. Sub. Notes	B2	7.00%	11/15/13	230	240,062
Universal Hospital Services, Inc., Sec’d. Notes, 144A	B3	8.50%	06/01/15	360	360,000
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Ba2	6.75%	06/01/10	60	61,650
Ventas Realty LP/Ventas Capital Corp., Sr. Notes	Ba2	6.625%	10/15/14	215	219,300

					6,602,663

Home Construction — 0.2%
DR Horton, Inc., Gtd. Notes	Ba1	9.75%	09/15/10	110	121,660

Industrial — 0.5%
American Railcar Industries, Sr. Unsec’d. Notes, 144A	B1	7.50%	03/01/14	315	323,663

Industrial Other — 2.8%
ALH Finance LLC/ALH Finance Corp., Gtd. Notes	B3	8.50%	01/15/13	675	673,312
Blount, Inc., Sr. Sub. Notes	B2	8.875%	08/01/12	420	434,700
RBS Global, Inc. and Rexnord Corp. Gtd. Notes	B3	9.50%	08/01/14	680	707,200

					1,815,212

Lodging — 0.6%
Host Hotels & Resorts LP, Sec’d. Notes	BB(d)	6.875%	11/01/14	290	294,350
Host Marriott LP, Gtd. Notes	Ba1	7.125%	11/01/13	100	102,250

					396,600

Media—Cable — 7.9%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B3	8.00%	04/15/12	555	563,325
CCH I Holdings Capital Corp., Sec’d. Notes	Caa2	11.00%	10/01/15	1,690	1,753,375
CSC Holdings, Inc., Debs.	B2	7.625%	07/15/18	340	343,400
CSC Holdings, Inc., Debs.	B2	7.875%	02/15/18	585	601,088
CSC Holdings, Inc., Sr. Notes	B2	8.125%	07/15/09	720	745,200

Schedule of Investments as of June 30, 2007 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Media - Cable (cont’d)
FrontierVision LP, Sr. Sub. Notes(e)	NR	Zero	12/01/07	$575	$0
Mediacom Broadband LLC, Sr. Notes, 144A	B3	8.50%	10/15/15	200	204,500
Mediacom Broadband LLC, Sr. Notes	B3	8.50%	10/15/15	860	879,350
Shaw Communications, Inc., Sr. Notes (Canada)	Ba1	8.25%	04/11/10	30	32,100
Shaw Communications, Inc., Sr. Unsec’d. Notes (Canada)	Ba1	7.25%	04/06/11	15	15,825

					5,138,163

Media - Non Cable — 8.1%
CanWest MediaWorks, Inc., Gtd. Notes (Canada)	B3	8.00%	09/15/12	325	336,375
Idearc, Inc., Gtd. Notes, 144A	B2	8.00%	11/15/16	760	781,850
Intelsat Bermuda Ltd., Sr. Unsec’d. Notes (Bermuda)	Caa1	11.354%	06/15/13	260	278,850
Intelsat Corp., Gtd. Notes (Bermuda)	B2	9.00%	08/15/14	67	72,528
Intelsat Ltd., Sr. Unsec’d. Notes (Bermuda)	Caa1	7.625%	04/15/12	355	340,800
Intelsat Ltd., Sr. Notes Sr. Unsec’d. Notes (Bermuda)	Caa1	6.50%	11/01/13	135	116,100
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)	B2	8.625%	01/15/15	205	219,350
Intelsat Subsidiary Holding Co. Ltd., Sr. Notes (Bermuda)	B2	8.25%	01/15/13	380	396,150
Liberty Media LLC, Sr. Notes	Ba2	5.70%	05/15/13	140	134,228
Liberty Media LLC, Sr. Unsec’d. Notes	Ba2	8.25%	02/01/30	215	214,937
Nexstar Finance Holdings LLC, Zero Coupon (until 04/01/08), Sr. Disc. Notes	Caa1	11.38%	04/01/13	150	148,687
Quebecor Media, Inc., Sr. Notes (Canada)	B2	7.75%	03/15/16	480	493,200
R.H. Donnelley Corp., Sr. Disc. Notes	Caa1	6.875%	01/15/13	1,000	972,500
R.H. Donnelley Corp., Sr. Notes	Caa1	8.875%	01/15/16	700	743,750

					5,249,305

Metals — 3.7%
Arch Western Finance LLC, Gtd. Notes	B1	6.75%	07/01/13	220	216,425
McMoRan Cooper & Gold, Inc., Sr. Unsec’d. Notes	Ba3	8.25%	04/01/15	380	408,975
McMoRan Cooper & Gold, Inc., Sr. Unsec’d. Notes	Ba3	8.375%	04/01/17	930	1,005,562
Novelis, Inc., Gtd. Notes (Canada)	B3	7.25%	02/15/15	325	343,687
Peabody Energy Corp., Gtd. Notes	Ba1	6.875%	03/15/13	100	101,750
Peabody Energy Corp., Gtd. Notes	Ba1	7.375%	11/01/16	165	173,663
Tube City IMS Corp, Sr. Sub. Notes, 144A	B3	9.75%	02/01/15	135	140,400

					2,390,462

Packaging — 0.9%
Ball Corp., Gtd. Notes	Ba1	6.625%	03/15/18	125	124,219
Owens Brockway Glass Containers, Inc., Gtd. Notes	Ba2	8.875%	02/15/09	420	428,400

					552,619

Paper — 1.0%
Bowater Canada Finance Corp., Gtd. Notes (Canada)	B3	7.95%	11/15/11	400	389,000
Bowater, Inc., Unsec’d. Notes	B3	6.50%	06/15/13	280	252,700

					641,700

Pharmaceuticals — 3.1%
Angiotech Pharmaceutical, Gtd. Notes	B3	7.75%	04/01/14	426	392,985
Elan Finance PLC Gtd. Notes (Ireland)	B3	7.75%	11/15/11	640	628,800
Elan Finance PLC Gtd. Notes (Ireland) 144A	B3	8.875%	12/01/13	625	635,156

Schedule of Investments as of June 30, 2007 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d)
Elan Finance PLC, Sr. Unsec’d. Notes, 144A (Ireland)	B3	9.485	% (c)	12/01/13	$360	$365,400

						2,022,341

Printing & Publishing — 0.7%
Media News Group, Inc., Sr. Sub. Notes	B2	6.375%		04/01/14	515	457,063

Restaurants — 0.7%
Real Mex Restaurants, Inc., Gtd. Notes	Ba2	10.00%		04/01/10	420	443,100

Retailers — 4.4%
AutoNation, Inc. Gtd. Notes	Ba2	7.00%		04/15/14	175	176,750
AutoNation, Inc., Gtd. Notes	Ba2	7.36%		04/15/13	265	267,650
Lazydays RV Center, Inc., Sr. Notes	B3	11.75%		05/15/12	919	941,975
Movie Gallery, Inc., Gtd. Notes	Ca	11.00%		05/01/12	805	738,587
Rite Aid Corp., Gtd. Notes	B3	7.50%		01/15/15	120	119,700
Rite Aid Corp., Sec’d. Notes	B3	8.125%		05/01/10	555	570,263

						2,814,925

Supermarkets — 0.7%
Pathmark Stores, Inc., Gtd. Notes	Caa2	8.75%		02/01/12	445	460,019

Technology — 9.4%
Coleman Cable, Inc. Gtd. Notes	B2	9.875%		10/01/12	425	439,875
Coleman Cable, Inc., Gtd. Notes, 144A	B2	9.875%		10/01/12	205	215,763
Freescale Semiconductor, Inc., Sr. Notes, 144A	B1	9.125%		12/15/14	955	947,837
IKON Office Solutions, Inc., Sr. Notes	Ba3	7.75%		09/15/15	840	877,800
MagnaChip Semiconductor Finance Co., Sec’d. Notes	B2	6.875%		12/15/11	50	41,000
MagnaChip Semiconductor Finance Co., Sr. Sub. Notes	Caa1	8.00%		12/15/14	845	526,013
NXP Funding LLC, Sec’d. Note, 144A	Ba2	7.875%		10/15/14	300	309,750
Open Solutions, Inc., Sr. Sub. Notes, 144A	Caa1	9.75%		02/01/15	440	453,200
Sanmina-SCI Corp., Gtd. Notes, 144A(c)	Ba3	8.11	%(c)	06/15/10	430	430,000
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125%		08/15/13	825	884,812
Sungard Data Systems, Inc., Gtd. Notes	Caa1	10.25%		08/15/15	340	371,025
Xerox Corp., Gtd. Notes	Baa3	9.75%		01/15/09	305	327,093
Xerox Corp., Sr. Notes	Baa3	7.625%		06/15/13	225	235,969

						6,060,137

Telecommunications — 1.1%
West Corp., Gtd. Notes	Caa1	11.00%		10/15/16	650	685,750

Tobacco — 1.8%
Alliance One International, Inc., Gtd. Notes	B2	11.00%		05/15/12	670	737,000
Reynolds American, Inc., Gtd. Notes	Ba1	7.25%		06/01/13	220	230,540
Reynolds American, Inc., Gtd. Notes	Ba1	7.30%		07/15/15	215	224,453

						1,191,993

Transportation — 4.5%
Avis Budget Finance, Inc., Gtd. Notes	Ba3	7.86	%(c)	05/15/14	310	316,200

Schedule of Investments as of June 30, 2007 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Transportation (cont’d)
Avis Budget Finance, Inc., Gtd. Notes, 144A	Ba3	7.625%	05/15/14	$310	$316,200
Avis Budget Finance, Inc., Gtd. Notes, 144A	Ba3	7.75%	05/15/16	105	107,100
Continental Airlines, Inc. Pass-Thru Certs.	Ba1	9.798%	04/01/21	1,232	1,354,661
Hertz Corp. Gtd. Notes	B2	10.50%	01/01/16	315	359,100
Hertz Corp., Gtd. Notes	B1	8.875%	01/01/14	405	436,387

					2,889,648

Utilities — 10.4%
AES Corp. (The), Sec’d. Notes, 144A	Ba3	8.75%	05/15/13	84	89,460
AES Corp. (The), Sec’d. Notes, 144A	Ba3	9.00%	05/15/15	491	524,756
AES Corp. (The), Sr. Notes	B1	9.375%	09/15/10	35	38,063
AES Corp. (The), Sr. Notes	B1	9.50%	06/01/09	20	21,300
Aquila, Inc., Sr. Notes	Ba3	9.95%	02/01/11	430	470,850
Aquila, Inc., Sr. Unsec’d. Notes	Ba3	14.875%	07/01/12	320	416,800
Dynegy Holdings, inc., Sr. Unsec’d. Notes	B2	7.125%	05/15/18	955	916,800
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.50%	06/15/13	440	454,300
El Paso Corp., Sr. Unsec’d. Notes	Ba3	6.75%	05/15/09	250	255,938
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%	05/15/11	330	346,500
Mirant North America LLC, Gtd. Notes	B2	7.375%	12/31/13	240	246,000
NRG Energy, Inc., Gtd. Notes	B1	7.25%	02/01/14	100	102,500
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16- 01/15/17	845	868,012
Reliant Energy, Inc., Gtd. Notes	B2	6.75%	12/15/14	435	459,469
TXU Corp., Sr. Unsec’d. Notes	Ba1	5.55%	11/15/14	235	208,134
TXU Corp., Sr. Unsec’d. Notes	Ba1	6.50%	11/15/24	465	391,913
Williams Cos., Inc., Sr. Unsec’d. Notes	Ba2	7.125%	09/01/11	765	801,337
Williams Cos., Inc., Sr. Unsec’d. Notes	Ba2	8.125%	03/15/12	130	141,375

					6,753,507

Wireless — 4.0%
Centennial Communications Corp., Gtd. Notes	B2	10.125%	06/15/13	430	464,400
Centennial Communications Corp./Puerto Rico Operations, Sr. Unsec’d. Notes	B2	8.125%	02/01/14	235	242,637
Dobson Cellular Systems, Inc., Sec’d. Notes	Ba2	8.375%	11/01/11	230	244,087
Dobson Communications Corp., Sr. Notes	Caa1	9.61%	10/15/12	230	236,613
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Baa3	9.625%	05/01/11	450	513,000
Windstream Corp., Gtd. Notes	Ba3	8.625%	08/01/16	800	875,000

					2,575,737

Wirelines — 3.8%
Citizens Communications Co., Notes	Ba2	9.25%	05/15/11	975	1,087,125
Nordic Telephone Co. Holdings, Sec’d. Notes, 144A (Denmark)	B2	8.875%	05/01/16	140	149,800
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.50%	10/01/14	1,145	1,207,975

					2,444,900

TOTAL CORPORATE BONDS (cost $81,080,132)					83,076,762

Schedule of Investments as of June 30, 2007 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)	Value
CONVERTIBLE BONDS — 5.1%
Construction Machinery — 0.7%
AGCO Corp.	B3	1.25%	12/15/36	$410	$450,487

Entertainment & Leisure — 0.7%
Six Flags, Inc.	CCC(d)	4.50%	05/15/15	400	455,500

Healthcare — 1.1%
Lifepoint Hospitals, Inc., Sr. Sub. Notes	B(d)	3.50%	05/15/14	700	700,000

Pharmaceuticals — 1.2%
Encysive Pharmaceuticals, Inc.	NR	2.50%	03/15/12	1,134	768,285

Retailers — 0.7%
Saks, Inc.	B+(d)	2.00%	03/15/24	250	446,563

Technology — 0.7%
ON Semiconductor Corp.	B(d)	2.625%	12/15/26	375	461,719

TOTAL CONVERTIBLE BONDS (cost $3,409,935)					3,282,554

BANK NOTES — 2.3%
Entertainment & Leisure — 0.3%
BL AMC Entertainment FRN	B3	10.402%	06/08/12	180	175,500

Healthcare — 0.8%
Reynolds American, Inc., Notes	B1	7.11%	05/23/12	525	525,000

Oil & Gas Exploration/Production — 0.8%
Antero Resources	NR	9.84%	04/15/14	500	500,000

Paper — 0.4%
Georgia-Pacific Corp., Term Bond	Ba2	7.09%	12/20/12	297	298,716

TOTAL BANK NOTES (cost $1,497,160)					1,499,216

				Shares
PREFERRED STOCKS — 1.4%

Automotive — 1.4%
Ford Motor Co. Capital Trust II, 6.5%, CVT (cost $863,858)				25,500	911,880

COMMON STOCKS — 0.7%

Consumer Products — 0.1%
WKI Holding Co., Inc.				6,031	66,341

Media - Cable — 0.6%
Time Warner Cable, Inc.				10,922	411,870

TOTAL COMMON STOCKS (cost $1,837,140)					478,211

				Units
WARRANT
Chemicals
Hercules, Inc., (b) (cost $0)				230	$4,056

TOTAL LONG-TERM INVESTMENTS (cost $88,688,225)					89,252,679

Schedule of Investments as of June 30, 2007 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

	Principal Amount (000)	Value
SHORT-TERM INVESTMENT — 3.6%
REPURCHASE AGREEMENT — 3.6%
Goldman Triparty Mortgage, 5.35% dated 06/29/07, due 07/02/07 in the amount of $2,301,025 (cost $2,300,000; collateralized by Federal Agency Obligations. The value of the collateral including accrued interest was $2,346,000)	2,300	2,300,000

TOTAL SHORT-TERM INVESTMENTS (cost $2,300,000)		2,300,000

TOTAL INVESTMENTS(f)—141.6%
(cost $90,988,225)(g)		91,552,679
Liabilities in Excess of Other Assets — (41.6)%		(26,897,946)

NET ASSETS — 100.0%		$64,654,733

The following abbreviations are used in portfolio descriptions:

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security
NR	Not Rated by Moody’s or Standard & Poor’s

(a)	The rate shown reflects the coupon rate after the step date.
(b)	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(e)	Represents issuer in default on interest payments. Non-income producing security.
(f)	As of June 30, 2007, 2 securities representing $4,056 and 0.01% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(g)	The United States federal income tax basis of the Fund’s investment and the net unrealized appreciation as of June 30, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
90,988,225	2,996,388	2,431,934	564,454

Notes to the Schedule of Investments

Securities Valuation: Securities for which market quotations are readily available—including securities listed on national securities exchanges and those traded over-the-counter—are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities for which market quotations are not readily available or for which the pricing agent or market makers does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the advisor, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Directors, in consultation with the advisor. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The High Yield Plus Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 23, 2007

*	Print the name and title of each signing officer under his or her signature.